Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2020 and December 31, 2019:

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Scorpio MR Pool Limited	$47,077	$44,739
Scorpio LR2 Pool Limited	42,512	17,689
Scorpio LR1 Pool Limited	11,482	9,000
Scorpio Handymax Tanker Pool Limited	3,077	2,984
Scorpio Services Holding Limited (SSH)	657	—
Scorpio Ship Management S.A.M.	296	—
Receivables from related parties	105,101	74,412

Insurance receivables	6,974	1,322
Freight and time charter receivables	989	962
Other receivables	1,861	1,478
	$114,925	$78,174